VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—2.2%
Communication Services—1.2%
Radius Global Infrastructure, Inc. 144A 2.500%, 9/15/26(1)	$ 4,343	$ 4,224
Health Care—1.0%
Oak Street Health, Inc. 0.000%, 3/15/26	3,406	3,356
Total Convertible Bonds and Notes (Identified Cost $7,454)		7,580

Corporate Bonds and Notes—20.4%
Communication Services—5.6%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,724	2,039
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	2,780	1,976
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	3,171	2,981
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	6,637	6,629
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,241	930
Lagardere S.A.
RegS 2.125%, 10/16/26(3)	1,500EUR	1,580
RegS 1.750%, 10/7/27(3)	1,200EUR	1,265
TEGNA, Inc.
4.625%, 3/15/28	1,138	993
5.000%, 9/15/29	1,470	1,270
		19,663

Consumer Discretionary—2.9%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	905	891
144A 6.375%, 5/1/25(1)	5,886	5,929
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	3,366	3,332
		10,152

Consumer Staples—1.9%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)(4)	998	972
TreeHouse Foods, Inc. 4.000%, 9/1/28	3,268	2,889
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	2,791	2,831
		6,692

Energy—1.4%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	1,624	1,662
Valaris Ltd. PIK 144A 8.250%, 4/30/28(1)(5)	3,087	3,133
		4,795

Financials—2.0%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	3,481	3,490
	Par Value	Value

Financials—continued
ROCC Holdings LLC 144A 9.250%, 8/15/26(1)	$ 1,645	$ 1,733
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 10/7/25	837	777
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	930	930
		6,930

Health Care—0.7%
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	2,837	2,411
Industrials—3.4%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	1,474	1,492
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	7,075	6,841
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)	1,111	1,058
Seaspan Corp. RegS, 144A 6.500%, 4/29/26(1)	800	804
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,702	1,703
		11,898

Information Technology—1.6%
NCR Corp. 144A 6.125%, 9/1/29(1)	2,597	2,561
Viasat, Inc. 144A 5.625%, 4/15/27(1)	3,139	2,948
		5,509

Materials—0.9%
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,503	3,237
Total Corporate Bonds and Notes (Identified Cost $75,805)		71,287

Leveraged Loans—4.6%
Chemicals—0.8%
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 7.385% - 7.575%, 9/29/28(6)(7)	2,851	2,838
Health Care—1.3%
Mallinckrodt International Finance S.A. 2017 (1 month LIBOR + 5.250%) 9.978%, 9/30/27(7)	2,804	2,015
Verscend Holding Corp. Tranche B (1 month LIBOR + 4.000%) 8.840%, 8/27/25(7)	2,556	2,551
		4,566

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—2.2%
Maxar Technologies Ltd. (1 month Term SOFR + 4.350%) 9.157%, 6/14/29(7)	$ 5,177	$ 5,174
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 11.750%, 4/25/24(7)(8)(9)	150	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.898%, 5/13/27(7)	2,786	2,454
		7,628

Retail—0.1%
Claire’s Stores, Inc. Tranche B (1 month LIBOR + 6.500%) 11.340%, 12/18/26(7)	255	228
Utility—0.2%
Talen Energy Supply LLC DIP (3 Month Term SOFR + 4.750%) 9.506% - 9.567%, 11/11/23(7)	925	924
Total Leveraged Loans (Identified Cost $17,347)		16,184

	Shares
Closed End Funds—1.1%
Equity Funds—1.1%
Apollo Senior Floating Rate Fund, Inc.	11,127	140
Apollo Tactical Income Fund, Inc.	64,106	777
Ares Dynamic Credit Allocation Fund, Inc.	8,750	105
BlackRock Debt Strategies Fund, Inc.	12,453	118
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	112
First Trust Senior Floating Rate Income Fund II	11,712	117
Franklin Universal Trust(4)	102,050	728
Invesco Senior Income Trust	64,480	237
Nuveen Credit Strategies Income Fund	149,962	766
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257	616
Saba Capital Income & Opportunities Fund	29,430	240
		3,956

Total Closed End Funds (Identified Cost $4,875)		3,956

Preferred Stocks—0.5%
Consumer Discretionary—0.2%
Fossil Group, Inc., 7.000%	31,540	569
Financials—0.2%
Federal Home Loan Mortgage Corp., 8.375%(7)	303,116	482
Federal National Mortgage Association, 8.250%(7)	234,232	403
		885

	Shares	Value

Information Technology—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	9,818	$ 213
Total Preferred Stocks (Identified Cost $2,527)		1,667

Common Stocks—34.7%
Communication Services—4.0%
Activision Blizzard, Inc.	126,956	10,866
Shaw Communications, Inc. Class B	101,006	3,021
		13,887

Consumer Discretionary—0.0%
Cazoo Group Ltd.(10)	3,098	8
Consumer Staples—2.2%
Kellogg Co.(2)	113,000	7,567
TPCO Holding Corp.(10)	16,310	2
		7,569

Energy—0.2%
Euronav N.V.	23,878	401
Ranger Oil Corp. Class A	8,230	336
		737

Financials—4.1%
Argo Group International Holdings Ltd.	30,338	889
Fidelity National Information Services, Inc.	51,800	2,814
First Horizon Corp.	551,784	9,811
Focus Financial Partners, Inc. Class A(10)	12,312	639
MarketWise, Inc.(10)	12,707	23
MoneyGram International, Inc.(10)	30,053	313
		14,489

Health Care—9.0%
Baxter International, Inc.	145,200	5,889
Horizon Therapeutics plc(2)(10)	156,655	17,097
NuVasive, Inc.(10)	2,795	116
Oak Street Health, Inc.(2)(10)	155,047	5,997
Quantum-Si, Inc.(10)	40,418	71
Seagen, Inc.(10)	11,992	2,428
		31,598

Industrials—7.9%
Aerojet Rocketdyne Holdings, Inc.(10)	127,785	7,178
Emerson Electric Co.(2)	94,100	8,200
Griffon Corp.(2)	190,800	6,107
Univar Solutions, Inc.(10)	171,946	6,023
		27,508

Information Technology—5.2%
National Instruments Corp.	71,875	3,767
Rogers Corp.(10)	7,100	1,160
Silicon Motion Technology Corp. ADR	19,655	1,288
Sumo Logic, Inc.(10)	24,418	293
Tower Semiconductor Ltd.(10)	38,144	1,620

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Information Technology—continued
VMware, Inc. Class A(2)(10)	79,129	$ 9,879
		18,007

Materials—2.1%
Vale S.A. Class B Sponsored ADR	101,100	1,596
Valvoline, Inc.	60,956	2,130
Yamana Gold, Inc.	639,206	3,739
		7,465

Total Common Stocks (Identified Cost $123,748)		121,268

Rights—0.1%
Health Care—0.1%
Akouos, Inc., 12/31/23(10)	26,079	29
Bristol Myers Squibb Co., 12/31/35(8)(10)	169,085	212
		241

Materials—0.0%
Pan American Silver Corp., 02/22/24(10)	322,499	177
Total Rights (Identified Cost $209)		418

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/24(8)(10)	35,748	—
BuzzFeed, Inc., 12/01/26(10)	17,099	2
		2

Consumer Discretionary—0.0%
Cazoo Group Ltd., 08/26/26(10)	63,999	—(11)
CEC Brands LLC, 12/31/25(8)(10)	45,120	135
ECARX Holdings, Inc., 12/21/27(10)	27,750	4
Grove Collaborative Holdings, 06/16/27(10)	20,136	1
Kaixin Auto Holdings, 04/30/24(10)	48,712	1
Reebonz Holding Ltd., 12/19/23(8)(10)	23,859	—
		141

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(10)	30,942	3
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(10)	25,800	1
Achari Ventures Holdings Corp. I, 10/15/26(10)	28,624	1
Altimar Acquisition Corp. III, 12/31/28(10)	3,003	—(11)
Ares Acquisition Corp., 12/31/27(10)	21,726	19
Arrowroot Acquisition Corp., 03/02/26(10)	60,113	7
Athena Consumer Acquisition Corp., 07/31/28(10)	3,395	—(11)
BYTE Acquisition Corp., 12/31/28(10)	256,226	25
CF Acquisition Corp. VIII, 12/31/27(10)	14,261	1
CIIG Capital Partners II, Inc., 02/28/28(10)	13,420	2
Compute Health Acquisition Corp. Class A, 12/31/27(10)	21,781	9
Corner Growth Acquisition Corp., 12/31/27(10)	20,673	2
	Shares	Value

Financials—continued
Enterprise 4.0 Technology Acquisition Corp., 09/24/23(10)	5,091	$ —(11)
ESGEN Acquisition Corp., 06/28/23(10)	5,942	—(11)
ExcelFin Acquisition Corp., 07/05/23(10)	5,123	—(11)
FTAC Emerald Acquisition Corp., 08/22/28(10)	17,092	2
Fusion Acquisition Corp. II, 12/31/27(10)	5,166	—(11)
G Squared Ascend II, Inc., 12/31/26(10)	4,364	—(11)
GCM Grosvenor, Inc. Class A, 11/17/25(10)	28,825	16
Global Blockchain Acquisition Corp., 05/10/27(10)	60,562	2
Goal Acquisitions Corp., 02/11/26(10)	272,843	8
Golden Falcon Acquisition Corp., 11/04/26(10)	62,637	15
International Media Acquisition Corp., 12/31/28(10)	18,227	1
Kensington Capital Acquisition Corp. V, 07/19/23(10)	48,984	12
Moneylion, Inc., 09/22/26(10)	53,893	3
Motive Capital Corp. II, 05/15/28(10)	29,324	5
Near Intelligence, Inc., 07/08/27(10)	10,000	1
Newbury Street Acquisition Corp., 12/31/27(10)	28,549	1
Phoenix Biotech Acquisition Corp., 09/01/26(10)	5,078	—(11)
Plum Acquisition Corp. I, 12/31/28(10)	17,325	3
Pontem Corp., 12/31/27(10)	49,791	9
PROOF Acquisition Corp. I, 12/03/28(10)	13,646	1
Prospector Capital Corp., 01/01/25(10)	58,973	6
Pyrophyte Acquisition Corp., 12/17/23(10)	6,863	1
RMG Acquisition Corp. III, 12/31/27(10)	20,895	3
Screaming Eagle Acquisition Corp. Class A, 12/15/27(10)	19,630	4
Semper Paratus Acquisition Corp., 11/04/26(10)	6,900	—(11)
Senior Connect Acquisition Corp. I, 12/31/27(10)	25,144	1
Slam Corp. Class A, 12/31/27(10)	8,351	2
Target Global Acquisition I Corp., 12/31/27(10)	10,328	1
Thunder Bridge Capital Partners III, Inc., 02/15/28(10)	28,698	4
		168

Health Care—0.0%
Biote Corp., 02/12/27(10)	7,203	3
Newamsterdam Pharma Co. N.V., 11/22/27(10)	17,838	33
Pear Therapeutics, Inc., 12/01/26(10)	36,173	1
Quantum-Si, Inc., 09/30/27(10)	17,647	2
Talkspace, Inc., 06/21/25(10)	55,361	5
		44

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(10)	27,068	14
Bridger Aerospace Group Holdings, Inc., 01/25/28(10)	27,000	5
Freightos Ltd., 01/23/28(10)	4,398	1
Getaround, Inc., 03/09/26(10)	11,166	—(11)
Shapeways Holdings, Inc., 10/31/26(10)	126,337	3
		23

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(10)	19,566	—(11)
FOXO Technologies, Inc., 08/01/27(10)	26,187	1
Movella Holdings, Inc., 12/31/27(10)	11,102	2
		3

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 08/01/26(10)	11,400	$ 2
Total Warrants (Identified Cost $3,411)		386

	Shares/Units
Special Purpose Acquisition Companies—22.8%
10X Capital Venture Acquisition Corp. II Class A(10)	75,178	766
7 Acquisition Corp. Class A(10)	109,257	1,141
A SPAC II Acquisition Corp.(10)	32,124	334
Acropolis Infrastructure Acquisition Corp. Class A(10)	41,555	421
AfterNext HealthTech Acquisition Corp. Class A(10)	43,355	443
Ahren Acquisition Corp. Class A(10)	18,889	197
Alpha Healthcare Acquisition Corp. III Class A(10)	18,508	188
Alpha Partners Technology Merger Corp. Class A(10)	36,400	372
AltC Acquisition Corp. Class A(10)	26,585	270
AltEnergy Acquisition Corp.(10)	10,320	108
Andretti Acquisition Corp. Class A(10)	36,641	385
AP Acquisition Corp. Class A(10)	10,966	116
Apollo Strategic Growth Capital II Class A(10)	319,407	3,274
Ares Acquisition Corp. Class A(10)	86,904	897
Arrowroot Acquisition Corp. Class A(10)	54,880	563
ARYA Sciences Acquisition Corp. IV Class A(10)	6,881	71
Athena Technology Acquisition Corp. II Class A(10)	40,122	411
Aura FAT Projects Acquisition Corp. Class A(10)	30,184	318
Aurora Technology Acquisition Corp. Class A(10)	50,100	520
B Riley Principal 250 Merger Corp. Class A(10)	50,681	515
Bannix Acquisition Corp.(10)	1,688	18
Battery Future Acquisition Corp. Class A(10)	135,132	1,411
Bilander Acquisition Corp. Class A(10)	35,783	361
Black Spade Acquisition Co. Class A(10)	1,642	17
bleuacacia Ltd. Class A(10)	98,827	1,012
Blue Ocean Acquisition Corp. Class A(10)	66,839	697
Brigade-M3 European Acquisition Corp.(10)	20,623	208
Bullpen Parlay Acquisition Co. Class A(10)	30,842	321
C5 Acquisition Corp. Class A(10)	50,166	524
Cactus Acquisition Corp. 1 Ltd.(10)	47,201	492
Canna-Global Acquisition Corp. Class A(10)	8,772	92
Capitalworks Emerging Markets Acquisition Corp. Class A(10)	5,381	56
Cartesian Growth Corp. II(10)	17,398	183
Cartica Acquisition Corp. Class A(10)	66,430	700
CC Neuberger Principal Holdings III(10)	54,900	568
Cetus Capital Acquisition Corp.(10)	14,850	150
Chenghe Acquisition Co. Class A(10)	14,413	151
Churchill Capital Corp. VII Class A(10)	165,098	1,674
CIIG Capital Partners II, Inc. Class A(10)	52,752	549
Coliseum Acquisition Corp. Class A(10)	18,989	194
Compass Digital Acquisition Corp.(10)	3,302	34
Concord Acquisition Corp. II Class A(10)	55,358	561
Concord Acquisition Corp. III Class A(10)	76,540	793
Consilium Acquisition Corp. I Ltd.(10)	59,018	611
Conyers Park III Acquisition Corp. Class A(10)	36,115	365
Corazon Capital V838 Monoceros Corp. Class A(10)	39,945	408
Corsair Partnering Corp. Class A(10)	42,120	430
Distoken Acquisition Corp.(10)	32,004	325
dMY Technology Group, Inc. VI(10)	33,751	343
DP Cap Acquisition Corp. I Class A(10)	25,438	266
EG Acquisition Corp. Class A(10)	46,007	468
Elliott Opportunity II Corp.(10)	6,229	64
Elliott Opportunity II Corp. Class A(10)	204,236	2,092
Embrace Change Acquisition Corp.(10)	15,932	166
	Shares/Units	Value
Enphys Acquisition Corp.(10)	160	$ 2
Enterprise 4.0 Technology Acquisition Corp.(10)	15,943	167
ExcelFin Acquisition Corp. Class A(10)	84,787	881
Fat Projects Acquisition Corp.(10)	35,812	374
Fifth Wall Acquisition Corp. III Class A(10)	43,031	440
Focus Impact Acquisition Corp. Class A(10)	33,274	345
Forbion European Acquisition Corp. Class A(10)	26,962	284
Freedom Acquisition I Corp. Class A(10)	35,846	370
Frontier Investment Corp. Class A(10)	10,911	112
FTAC Emerald Acquisition Corp. Class A(10)	40,484	414
FTAC Zeus Acquisition Corp. Class A(10)	127,457	1,312
Fusion Acquisition Corp. II Class A(10)	24,143	245
G Squared Ascend II, Inc. Class A(10)	16,899	174
Global Systems Dynamics, Inc. Class A(10)	18,413	195
Global Technology Acquisition Corp. I Class A(10)	68,170	713
Goal Acquisitions Corp.(10)	138,123	1,412
Gores Holdings IX, Inc. Class A(10)	89,523	902
Green Visor Financial Technology Acquisition Corp. I Class A(10)	110,365	1,161
GSR II Meteora Acquisition Corp. Class A(10)	46,990	480
Hainan Manaslu Acquisition Corp.(10)	68,000	703
HCM Acquisition Corp. Class A(10)	89,038	935
Healthcare AI Acquisition Corp. Class A(10)	66,159	691
HH&L Acquisition Co. Class A(10)	66,946	692
Home Plate Acquisition Corp. Class A(10)	26,536	272
Iconic Sports Acquisition Corp. Class A(10)	28,542	300
Inception Growth Acquisition Ltd.(10)	19,100	197
Infinite Acquisition Corp.(10)	8,587	90
Infinite Acquisition Corp. Class A(10)	66,630	694
InFinT Acquisition Corp. Class A(10)	13,143	139
Insight Acquisition Corp. Class A(10)	14,398	147
Integral Acquisition Corp. 1 Class A(10)	10,374	106
Investcorp Europe Acquisition Corp. I Class A(10)	99,660	1,042
Investcorp India Acquisition Corp. Class A(10)	58,692	617
Jaws Hurricane Acquisition Corp. Class A(10)	75,717	769
Jaws Juggernaut Acquisition Corp.(10)	23,412	237
Jaws Juggernaut Acquisition Corp. Class A(10)	10,805	111
Juniper II Corp. Class A(10)	74,865	776
Jupiter Wellness Acquisition Corp. Class A(10)	15,461	163
Kensington Capital Acquisition Corp. V Class A(10)	65,312	681
Kernel Group Holdings, Inc. Class A(10)	33,002	340
Khosla Ventures Acquisition Co. Class A(10)	32,820	333
Khosla Ventures Acquisition Co. III Class A(10)	48,573	493
Kimbell Tiger Acquisition Corp. Class A(10)	22,216	234
L Catterton Asia Acquisition Corp. Class A(10)	5,208	53
LAVA Medtech Acquisition Corp. Class A(10)	16,576	173
LDH Growth Corp. I Class A(10)	35,483	362
Learn CW Investment Corp. Class A(10)	70,838	728
Live Oak Crestview Climate Acquisition Corp.(10)	34,468	351
M3-Brigade Acquisition III Corp. Class A(10)	34,004	351
Magnum Opus Acquisition Ltd. Class A(10)	34,149	350
Mars Acquisition Corp.(10)	18,753	190
MELI Kaszek Pioneer Corp. Class A(10)	37,311	381
Motive Capital Corp. II Class A(10)	87,972	918
Mountain & Co. I Acquisition Corp.(10)	49,021	524
Nabors Energy Transition Corp. Class A(10)	49,604	521
Newbury Street Acquisition Corp.(10)	57,098	585
Northern Star Investment Corp. IV Class A(10)	64,814	658
Orion Biotech Opportunities Corp. Class A(10)	67,755	693
Panacea Acquisition Corp. II Class A(10)	21,565	220
Papaya Growth Opportunity Corp. I Class A(10)	55,496	578
Perception Capital Corp. II Class A(10)	63,199	667
Plum Acquisition Corp. I Class A(10)	73,631	758
Pono Capital Two, Inc. Class A(10)	33,349	347

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares/Units	Value
Pontem Corp. Class A(10)	319,697	$ 3,302
Post Holdings Partnering Corp. Class A(10)	51,299	519
Power & Digital Infrastructure Acquisition II Corp. Class A(10)	3,241	33
PowerUp Acquisition Corp. Class A(10)	55,677	583
PROOF Acquisition Corp. I Class A(10)	27,292	285
Pyrophyte Acquisition Corp. Class A(10)	13,726	144
Quadro Acquisition One Corp. Class A(10)	5,400	55
Rigel Resource Acquisition Corp. Class A(10)	72,962	763
ROC Energy Acquisition Corp.(10)	66,457	693
Ross Acquisition Corp. II Class A(10)	39,270	402
Roth CH Acquisition V Co.(10)	5,654	58
Screaming Eagle Acquisition Corp. Class A(10)	130,476	1,324
SILVERspac, Inc. Class A(10)	42,208	432
Skydeck Acquisition Corp. Class A(10)	81,452	834
Slam Corp. Class A(10)	113,618	1,171
Social Capital Suvretta Holdings Corp. II Class A(10)	49,528	507
Social Capital Suvretta Holdings Corp. IV Class A(10)	68,005	695
Sound Point Acquisition Corp. I Ltd. Class A(10)	31,234	330
Spree Acquisition Corp. 1 Ltd.(10)	53,942	562
Spring Valley Acquisition Corp. II(10)	6,495	69
Spring Valley Acquisition Corp. II Class A(10)	7,648	79
ST Energy Transition I Ltd.(10)	111,328	1,156
Talon 1 Acquisition Corp. Class A(10)	49,202	519
Target Global Acquisition I Corp. Class A(10)	30,984	323
TCV Acquisition Corp. Class A(10)	87,202	893
TenX Keane Acquisition Class A(10)	19,217	200
Thunder Bridge Capital Partners IV, Inc. Class A(10)	41,066	416
Tio Tech A Class A(10)	108,818	1,108
TMT Acquisition Corp.(10)	21,997	224
TortoiseEcofin Acquisition Corp. III Class A(10)	52,627	538
Trine II Acquisition Corp. Class A(10)	7,081	74
Tristar Acquisition I Corp. Class A(10)	90,066	930
Twin Ridge Capital Acquisition Corp. Class A(10)	41,501	425
Valor Latitude Acquisition Corp. Class A(10)	59,115	605
Valuence Merger Corp. I Class A(10)	3,246	34
Viscogliosi Brothers Acquisition Corp.(10)	9,784	100
Waverley Capital Acquisition Corp. 1 Class A(10)	70,678	721
XPAC Acquisition Corp. Class A(10)	61,490	628
Total Special Purpose Acquisition Companies (Identified Cost $78,059)		79,501

	Shares
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,003)		864

Escrow Notes—2.2%
Financials—2.2%
Altaba, Inc. Escrow(8)(10)	3,328,036	7,837
Pershing Square Escrow(8)(10)	44,373	9
		7,846

Industrials—0.0%
AMR Corp. Escrow(10)	28,850	1
Total Escrow Notes (Identified Cost $5,386)		7,847

	Shares	Value

Master Limited Partnerships and Related Companies—2.6%
Gathering/Processing—2.6%
DCP Midstream LP(2)	214,063	$ 8,931
Total Master Limited Partnerships and Related Companies (Identified Cost $8,879)		8,931

Total Long-Term Investments—91.6% (Identified Cost $328,703)		319,889

Short-Term Investments—7.2%
Money Market Mutual Funds—7.2%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.563%)(12)	15,600,000	15,600
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.720%)(12)	9,661,925	9,662
Total Short-Term Investments (Identified Cost $25,262)		25,262

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(12)(13)	795,267	795
Total Securities Lending Collateral (Identified Cost $795)		795

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—99.0% (Identified Cost $354,760)		345,946

Securities Sold Short—(0.5)%

	Par Value
U.S. Government Security—(0.1)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (578)	(567)
Total U.S. Government Security (Identified Proceeds $(590))		(567)

	Shares
Common Stocks—(0.4)%
Energy—(0.3)%
Baytex Energy Corp.(10)	(61,750)	(231)
Frontline plc	(35,910)	(595)
		(826)

Health Care—(0.0)%
Globus Medical, Inc. Class A(10)	(2,096)	(119)
Information Technology—(0.1)%
Broadcom, Inc.	(134)	(86)

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Information Technology—continued
MaxLinear, Inc.(10)	(7,628)	$ (268)
		(354)

Total Common Stocks (Identified Proceeds $(1,103))		(1,299)

Total Securities Sold Short (Identified Proceeds $(1,693))		(1,866)

Written Options—(1.4)%
(See open written options schedule)
Total Written Options (Premiums Received $4,854)		(4,762)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.1% (Identified Cost $348,213)		$339,318
Other assets and liabilities, net—2.9%		9,980
NET ASSETS—100.0%		$349,298

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
PIK	Payment-in-Kind Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $66,737 or 19.1% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts.. The value of securities segregated as collateral is $34,713.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of security is on loan.
(5)	PIK. The first payment of cash and/or principal will be made after March 31, 2023.
(6)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Non-income producing.
(11)	Amount is less than $500.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	70%
Cayman Islands	16
Ireland	5
Canada	2
Luxembourg	2
Bermuda	2
Netherlands	1
Other	2
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2023.

Open purchased options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Baxter International, Inc.	700	$2,800	$40.00	05/19/23	$134
Baxter International, Inc.	423	1,269	30.00	05/19/23	6
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Open purchased options contracts as of March 31, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
Baxter International, Inc.	329	$1,152	$35.00	05/19/23	$18
Emerson Electric Co.	211	1,477	70.00	04/21/23	2
Emerson Electric Co.	730	5,110	70.00	06/16/23	34
Fidelity National Information Services, Inc.	269	1,480	55.00	04/21/23	59
Fidelity National Information Services, Inc.	249	1,494	60.00	04/21/23	160
Griffon Corp.	461	1,429	31.00	04/21/23	64
Griffon Corp.	1,000	3,200	32.00	04/21/23	185
Kellogg Co.	266	1,530	57.50	04/21/23	4
Kellogg Co.	864	5,184	60.00	06/16/23	43
Siemens AG	212	2,586	122.00	05/19/23	17
Siemens AG	116	1,438	124.00	05/19/23	11
SPDR S&P 500® ETF Trust	170	6,630	390.00	04/21/23	26
SPDR S&P Regional Banking ETF	200	860	43.00	05/19/23	46
Vale S.A.	2,022	3,033	15.00	04/21/23	43
Vale S.A.	1,011	1,314	13.00	05/19/23	12
Total Purchased Options					$864
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(963)	$(6,982)	$72.50	04/21/23	$(1,228)
Activision Blizzard, Inc.	(306)	(2,295)	75.00	05/19/23	(336)
Baxter International, Inc.	(423)	(1,586)	37.50	05/19/23	(182)
Baxter International, Inc.	(363)	(1,634)	45.00	05/19/23	(27)
Baxter International, Inc.	(666)	(3,163)	47.50	05/19/23	(22)
Emerson Electric Co.	(211)	(1,635)	77.50	04/21/23	(211)
Emerson Electric Co.	(730)	(5,657)	77.50	06/16/23	(810)
Fidelity National Information Services, Inc.	(269)	(1,614)	60.00	04/21/23	(7)
Fidelity National Information Services, Inc.	(249)	(1,619)	65.00	04/21/23	(2)
First Horizon Corp.	(4)	(8)	20.00	04/21/23	(—) (3)
Focus Financial Partners, Inc.	(66)	(363)	55.00	04/21/23	(1)
Griffon Corp.	(461)	(1,660)	36.00	04/21/23	(38)
Griffon Corp.	(1,000)	(3,700)	37.00	04/21/23	(71)
Horizon Therapeutics plc	(36)	(432)	120.00	05/19/23	(1)
Kellogg Co.	(266)	(1,662)	62.50	04/21/23	(137)
Kellogg Co.	(864)	(5,616)	65.00	06/16/23	(315)
National Instruments Corp.	(589)	(2,945)	50.00	04/21/23	(180)
Oak Street Health, Inc.	(77)	(270)	35.00	04/21/23	(28)
Oak Street Health, Inc.	(97)	(349)	36.00	04/21/23	(28)
Rogers Corp.	(71)	(1,065)	150.00	04/21/23	(99)
Seagen, Inc.	(34)	(680)	200.00	04/21/23	(12)
Siemens AG	(212)	(2,798)	132.00	05/19/23	(444)
Siemens AG	(116)	(1,554)	134.00	05/19/23	(221)
SPDR S&P 500® ETF Trust	(45)	(1,831)	407.00	04/21/23	(38)
TEGNA, Inc.	(37)	(59)	16.00	05/19/23	(5)
Vale S.A.	(1,011)	(1,517)	15.00	05/19/23	(138)
Valvoline, Inc.	(349)	(1,222)	35.00	04/21/23	(30)
					(4,611)
Put Options(2)
SPDR S&P 500® ETF Trust	(113)	(4,238)	375.00	04/21/23	(7)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Open written options contracts as of March 31, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
SPDR S&P Regional Banking ETF	(200)	$(760)	$38.00	05/19/23	$(19)
Vale S.A.	(2,022)	(3,235)	16.00	04/21/23	(125)
					(151)
Total Written Options					$(4,762)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of March 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	4,746	USD	3,509	JPM	04/13/23	$4	$—
EUR	536	USD	572	JPM	04/17/23	10	—
USD	7,566	CAD	10,373	JPM	04/13/23	—	(110)
USD	1,272	EUR	1,182	JPM	04/13/23	—	(11)
USD	351	JPY	46,274	JPM	04/14/23	2	—
USD	577	EUR	536	JPM	04/17/23	—	(5)
USD	670	AUD	1,010	GS	04/27/23	—	(5)
USD	1,647	EUR	1,554	GS	05/24/23	—	(44)
USD	2,988	EUR	2,798	JPM	05/24/23	—	(57)
USD	1,131	GBP	924	JPM	05/25/23	—	(11)
USD	1,125	EUR	1,053	GS	05/30/23	—	(20)
USD	910	EUR	830	JPM	09/13/23	2	—
USD	2,949	EUR	2,700	JPM	09/20/23	—	(6)
USD	504	EUR	464	GS	10/04/23	—	(4)
USD	1,520	AUD	2,260	GS	12/05/23	—	(3)
Total						$18	$(276)

Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	01/22/24	$801	$(37)	$—	$(37)
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	03/13/24	434	(29)	—	(29)
Abiomed, Inc.(3)	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/30/24	—(4)	8	8	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.620% (0.80% + OBFR)	3 Month	JPM	03/25/24	431	(4)	—	(4)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.620% (0.80% + OBFR)	3 Month	JPM	03/28/24	232	(5)	—	(5)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.620% (0.80% + OBFR)	3 Month	JPM	04/08/24	207	(7)	—	(7)
Bristol-Myers Squibb Co.(3),(5)	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/04/24	—(4)	31	31	—
Brookfield Property Preferred LP	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/08/24	64	(1)	—	(1)
Cazoo Group Ltd.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	10/23/23	22	(17)	—	(17)
Cazoo Group Ltd.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/29/24	4	(1)	—	(1)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
CHR Hansen Holding A/S	Pay	5.430% (0.610% + OBFR)	1 Month	GS	02/19/24	$476	$18	$18	$—
CHR Hansen Holding A/S	Pay	5.430% (0.610% + OBFR)	1 Month	GS	02/20/24	672	24	24	—
Electricite De France S.A.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/25/24	1,107	19	19	—
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/18/23	70	(13)	—	(13)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/19/23	204	(37)	—	(37)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/22/23	27	(5)	—	(5)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/25/23	37	(6)	—	(6)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/26/23	5	(1)	—	(1)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	10/02/23	46	(7)	—	(7)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	10/05/23	666	(99)	—	(99)
Euronav N.V.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	10/09/23	455	(62)	—	(62)
Invesco Dynamic	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/27/24	95	(2)	—	(2)
Invesco Dynamic	Pay	5.20% (0.380% + OBFR)	3 Month	JPM	01/01/24	333	(5)	—	(5)
Invesco Dynamic	Pay	5.20% (0.380% + OBFR)	3 Month	JPM	02/12/24	—(4)	9	9	—
Invesco Senior Income Trust	Pay	5.620% (0.80% + OBFR)	3 Month	JPM	03/25/24	442	(25)	—	(25)
Invesco Senior Income Trust	Pay	5.620% (0.80% + OBFR)	3 Month	JPM	03/27/24	125	(9)	—	(9)
Invesco Senior Income Trust	Pay	5.620% (0.80% + OBFR)	3 Month	JPM	03/28/24	372	(28)	—	(28)
MoneyGram International, Inc.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	10/27/23	1,704	3	3	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.20% (0.380% + OBFR)	3 Month	JPM	10/23/23	871	29	29	—
Origin Energy Ltd.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/16/24	2,578	68	68	—
OZ Minerals Ltd.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/08/24	662	9	9	—
Saba Capital Income & Opportunities Fund	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/27/24	234	— (4)	— (4)	—
Saba Capital Income & Opportunities Fund	Pay	5.20% (0.380% + OBFR)	3 Month	JPM	06/23/23	87	(9)	—	(9)
Shaw Communications, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/11/24	409	6	6	—
Shaw Communications, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/22/24	676	18	18	—
Siemens AG	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/15/24	1,715	159	159	—
Siemens AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	04/22/24	3,083	343	343	—
SLM Corp.	Pay	5.20% (0.380% + OBFR)	3 Month	JPM	10/23/23	2,075	155	155	—
TEGNA, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	04/04/23	623	(162)	—	(162)
Telenet Group Holding N.V.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/24/24	471	7	7	—
Toshiba Corp.	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	06/20/23	349	(78)	—	(78)
Vivendi SE	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	11/28/23	862	183	183	—
Willis Towers Watson plc	Pay	5.430% (0.610% + OBFR)	1 Month	GS	06/14/23	601	94	94	—
							534	1,183	(649)
Short Total Return Swap Contracts
Agnico Eagle Mines Ltd.	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(1,270)	48	48	—
Aon plc	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(329)	(5)	—	(5)
Broadcom, Inc.	Receive	4.420% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(3,843)	(966)	—	(966)
Broadcom, Inc.	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(1,330)	(162)	—	(162)
Frontline plc	Receive	2.320% ((2.500)% + OBFR)	1 Month	GS	12/11/23	(141)	(39)	—	(39)
Novozymes A/S	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(1,232)	3	3	—
Pan American Silver Corp.	Receive	4.420% ((0.400)% + OBFR)	1 Month	BAML	01/08/24	(266)	(25)	—	(25)
Pan American Silver Corp.	Receive	4.275% ((0.545)% + OBFR)	1 Month	GS	01/15/24	(1,696)	(161)	—	(161)
							(1,307)	51	(1,358)
Total							$(773)	$1,234	$(2,007)

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500.
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$71,287	$—	$71,287	$—
Leveraged Loans	16,184	—	16,184	—(1)
Convertible Bonds and Notes	7,580	—	7,580	—
Equity Securities:
Common Stocks	121,268	121,268	—	—
Closed End Funds	3,956	3,956	—	—
Preferred Stocks	1,667	1,667	—	—
Master Limited Partnerships and Related Companies	8,931	8,931	—	—
Rights	418	177	29	212
Escrow Notes	7,847	—	1	7,846
Warrants	386	251	—	135(1)
Special Purpose Acquisition Companies	79,501	76,781	2,720	—
Money Market Mutual Funds	25,262	25,262	—	—
Securities Lending Collateral	795	795	—	—
Other Financial Instruments:
Purchased Options	864	659	205	—
Forward Foreign Currency Exchange Contracts*	18	—	18	—
Over-the-Counter Total Return Swaps*	1,234	—	1,195	39
Total Assets	347,198	239,747	99,219	8,232
Liabilities:
Securities Sold Short:
Common Stocks	(1,299)	(1,299)	—	—
U.S. Government Security	(567)	—	(567)	—
Other Financial Instruments:
Written Options	(4,762)	(3,007)	(1,755)	—
Forward Foreign Currency Exchange Contracts*	(276)	—	(276)	—
Over-the-Counter Total Return Swaps*	(2,007)	—	(2,007)	—
Total Liabilities	(8,911)	(4,306)	(4,605)	—
Total Investments, Net of Securities Sold Short and Written Options	$338,287	$235,441	$94,614	$8,232

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $1 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $7,837 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Over-the-counter total return swaps held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2022:	$ 388	$—(a)	$212	$135(a)	$10	$31
Accrued discount/(premium)	1	1	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(1)	(1)	—	—	—	—
Transfers into Level 3(c)	7,845	—	—	—	7,837	8
Transfers from Level 3(c)	(1)	—	—	—	(1)	—
Balance as of March 31, 2023	$ 8,232	$ —(a)	$ 212	$ 135(a)	$ 7,846	$ 39
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $(1).
(c) “Transfers into and/or from” represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.